Equity Instruments - Warrants for Shares of Stock (Details)	Jun. 30, 2021 $ / shares $ / warrant shares	Dec. 31, 2020 $ / shares $ / warrant shares	Dec. 31, 2019 $ / shares $ / warrant shares
Class of Warrant or Right [Line Items]
Number of Warrants (in shares)			49,961
Exercise Price per Warrant (in usd per share) | $ / shares			$ 2.01
Fair Value on Issue Date per warrant (in usd per warrant) | $ / warrant			1.63
Common stock warrants
Class of Warrant or Right [Line Items]
Number of Warrants (in shares)	293,856	262,638	63,621
Common stock warrants, due December 2, 2025
Class of Warrant or Right [Line Items]
Number of Warrants (in shares)	13,660	13,660	13,660
Exercise Price per Warrant (in usd per share) | $ / shares	$ 0.71	$ 0.71	$ 0.71
Fair Value on Issue Date per warrant (in usd per warrant) | $ / warrant	0.57	0.57	0.57
Common stock warrants, due July 2, 2028
Class of Warrant or Right [Line Items]
Number of Warrants (in shares)	49,961	49,961
Exercise Price per Warrant (in usd per share) | $ / shares	$ 2.01	$ 2.01
Fair Value on Issue Date per warrant (in usd per warrant) | $ / warrant	1.63	1.63
Common stock warrants, due December 17, 2030
Class of Warrant or Right [Line Items]
Number of Warrants (in shares)	199,017	199,017
Exercise Price per Warrant (in usd per share) | $ / shares	$ 0.15	$ 0.15
Fair Value on Issue Date per warrant (in usd per warrant) | $ / warrant	0.14	0.14
Common stock warrants, due February 18, 2031
Class of Warrant or Right [Line Items]
Number of Warrants (in shares)	6,244
Exercise Price per Warrant (in usd per share) | $ / shares	$ 0.15
Fair Value on Issue Date per warrant (in usd per warrant) | $ / warrant	5.28
Common stock warrants, due March 26, 2031
Class of Warrant or Right [Line Items]
Number of Warrants (in shares)	12,487
Exercise Price per Warrant (in usd per share) | $ / shares	$ 0.15
Fair Value on Issue Date per warrant (in usd per warrant) | $ / warrant	5.28
Common stock warrants, due April 26, 2031
Class of Warrant or Right [Line Items]
Number of Warrants (in shares)	12,487
Exercise Price per Warrant (in usd per share) | $ / shares	$ 0.15
Fair Value on Issue Date per warrant (in usd per warrant) | $ / warrant	5.28
Redeemable convertible preferred stock
Class of Warrant or Right [Line Items]
Number of Warrants (in shares)	173,362	173,362	173,362
Series A redeemable convertible preferred stock
Class of Warrant or Right [Line Items]
Number of Warrants (in shares)	13,362	13,362	13,362
Exercise Price per Warrant (in usd per share) | $ / shares	$ 1.12	$ 1.12	$ 1.12
Fair Value on Issue Date per warrant (in usd per warrant) | $ / warrant	1.25	1.25	1.25
Series C redeemable convertible preferred stock
Class of Warrant or Right [Line Items]
Number of Warrants (in shares)	160,000	160,000	160,000
Exercise Price per Warrant (in usd per share) | $ / shares	$ 5.52	$ 5.52	$ 5.52
Fair Value on Issue Date per warrant (in usd per warrant) | $ / warrant	1.05	1.05	1.05